Financial Instruments and Risk Management (Tables)	12 Months Ended
Oct. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2025, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2025
Short-term investment- Polyrizon shares	$886	$–	$–	$886
Short-term investment- Taurus shares	1,030,402	–	–	1,030,402
Short-term investment- Taurus Warrants	–	–	631,119	631,119
Convertible loans	–	(1,760,066)	–	(1,760,066)
Derivative warrant liabilities	–	–	(2,369,195)	(2,369,195)

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2024, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2024
Short-term investment- Xylo shares	$110,400	$–	$–	$110,400
Short-term investment- Polyrizon Warrants	–	–	178,988	178,988
Derivative warrant liabilities	–	–	(3,519,702)	(3,519,702)

Schedule of Foreign Currency Against the Functional Currencies	A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of October 31, 2025.
Cash and cash equivalents	$163,342
Amounts receivable	29,661
Accounts payable and accrued liabilities	(171,377)
Due to related parties	(40,232)

Total foreign currency financial assets and liabilities	$(18,606)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(1,861)

Schedule of Contractual Maturities of Financial Liabilities

The following amounts are the contractual maturities of financial liabilities as of October 31, 2025 and 2024:

October 31, 2025	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$682,163	$682,163	$–
Due to related parties	60,232	60,232	–
Lease liability	18,800	18,800	–
Convertible loans	1,760,066	1,760,066
	$2,521,261	$2,521,261	$–

October 31, 2024	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$526,056	$526,056	$–
Due to related parties	48,962	48,962	–
Lease liability	53,142	36,726	16,416
	$628,160	$611,744	$16,416